Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 17 - Subsequent Events

In March 2024, the Company’s compensation committee and board of directors, respectively, has approved the grant of a total of 410,714 options and 2,969 RSUs under the Global Share Incentive Plan (2013) (as extended on October 26, 2023), of which options and RSUs granted to directors and office holders are subject to the approval of the Annual General Meeting, which is currently scheduled to convene no later than June 2024, as prescribed under the Israeli Companies Law, 1999 and the Company's Amended and Restated Articles of Association.